Derivative Financial Instruments and Risk Management Policies - Breakdown of Derivatives and Expected Maturity Schedule (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [line items]
Notional amount	€ 84,794	€ 109,267
Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(1,003)	(7,335)
Non-current derivative financial assets	(2,772)	(3,666)
Current derivative financial assets	(995)	(1,210)
Non-current derivative financial liabilities	1,835	4,168
Current derivative financial liabilities	359	695
Derivative asset (liability), net	(1,573)	(13)	€ (1,948)
Derivative instruments | 2022
Disclosure of detailed information about hedges [line items]
Notional amount	(6,274)	(12,958)
Derivative instruments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	(2,091)	(104)
Derivative instruments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	(205)	(937)
Derivative instruments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	7,567	6,664
No derivatives instruments of accounting hedges
Disclosure of detailed information about hedges [line items]
Notional amount	133	680
Non-current derivative financial assets	0	0
Current derivative financial assets	0	0
Non-current derivative financial liabilities	132	705
Current derivative financial liabilities	0	0
Derivative asset (liability), net	132	705
No derivatives instruments of accounting hedges | 2022
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
No derivatives instruments of accounting hedges | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
No derivatives instruments of accounting hedges | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	133	0
No derivatives instruments of accounting hedges | Later
Disclosure of detailed information about hedges [line items]
Notional amount	0	680
Exchange rate risk | No derivatives instruments of accounting hedges
Disclosure of detailed information about hedges [line items]
Notional amount	133	680
Non-current derivative financial assets	0	0
Current derivative financial assets	0	0
Non-current derivative financial liabilities	132	705
Current derivative financial liabilities	0	0
Derivative asset (liability), net	132	705
Exchange rate risk | No derivatives instruments of accounting hedges | 2022
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | No derivatives instruments of accounting hedges | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | No derivatives instruments of accounting hedges | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	133	0
Exchange rate risk | No derivatives instruments of accounting hedges | Later
Disclosure of detailed information about hedges [line items]
Notional amount	0	680
Exchange rate risk | Fair value hedges | No derivatives instruments of accounting hedges
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Non-current derivative financial assets	0	0
Current derivative financial assets	0	0
Non-current derivative financial liabilities	0	0
Current derivative financial liabilities	0	0
Derivative asset (liability), net	0	0
Exchange rate risk | Fair value hedges | No derivatives instruments of accounting hedges | 2022
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | Fair value hedges | No derivatives instruments of accounting hedges | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | Fair value hedges | No derivatives instruments of accounting hedges | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | Fair value hedges | No derivatives instruments of accounting hedges | Later
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | Net investment hedges | No derivatives instruments of accounting hedges
Disclosure of detailed information about hedges [line items]
Notional amount	133	680
Non-current derivative financial assets	0	0
Current derivative financial assets	0	0
Non-current derivative financial liabilities	132	705
Current derivative financial liabilities	0	0
Derivative asset (liability), net	132	705
Exchange rate risk | Net investment hedges | No derivatives instruments of accounting hedges | 2022
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | Net investment hedges | No derivatives instruments of accounting hedges | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | Net investment hedges | No derivatives instruments of accounting hedges | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	133	0
Exchange rate risk | Net investment hedges | No derivatives instruments of accounting hedges | Later
Disclosure of detailed information about hedges [line items]
Notional amount	0	680
Designated as hedging instrument | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	2,979	2,365
Non-current derivative financial assets	(2,301)	(2,958)
Current derivative financial assets	(908)	(827)
Non-current derivative financial liabilities	1,438	3,459
Current derivative financial liabilities	232	196
Derivative asset (liability), net	(1,539)	(130)
Designated as hedging instrument | Derivative instruments | 2022
Disclosure of detailed information about hedges [line items]
Notional amount	(5,020)	(5,576)
Designated as hedging instrument | Derivative instruments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	(904)	415
Designated as hedging instrument | Derivative instruments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	98	(679)
Designated as hedging instrument | Derivative instruments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	8,805	8,205
Designated as hedging instrument | Interest rate risk | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(3,599)	(4,307)
Non-current derivative financial assets	(914)	(1,196)
Current derivative financial assets	(480)	(524)
Non-current derivative financial liabilities	22	79
Current derivative financial liabilities	4	6
Derivative asset (liability), net	(1,368)	(1,635)
Designated as hedging instrument | Interest rate risk | Derivative instruments | 2022
Disclosure of detailed information about hedges [line items]
Notional amount	63	(348)
Designated as hedging instrument | Interest rate risk | Derivative instruments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	(801)	(491)
Designated as hedging instrument | Interest rate risk | Derivative instruments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	(1)	(801)
Designated as hedging instrument | Interest rate risk | Derivative instruments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	(2,860)	(2,667)
Designated as hedging instrument | Interest rate risk | Cash flow hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	1,124	1,062
Non-current derivative financial assets	(24)	(2)
Current derivative financial assets	(11)	(3)
Non-current derivative financial liabilities	11	69
Current derivative financial liabilities	4	6
Derivative asset (liability), net	(20)	70
Designated as hedging instrument | Interest rate risk | Cash flow hedges | Derivative instruments | 2022
Disclosure of detailed information about hedges [line items]
Notional amount	64	1
Designated as hedging instrument | Interest rate risk | Cash flow hedges | Derivative instruments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	0	67
Designated as hedging instrument | Interest rate risk | Cash flow hedges | Derivative instruments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Interest rate risk | Cash flow hedges | Derivative instruments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	1,060	994
Designated as hedging instrument | Interest rate risk | Fair value hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(4,723)	(5,369)
Non-current derivative financial assets	(890)	(1,194)
Current derivative financial assets	(469)	(521)
Non-current derivative financial liabilities	11	10
Current derivative financial liabilities	0	0
Derivative asset (liability), net	(1,348)	(1,705)
Designated as hedging instrument | Interest rate risk | Fair value hedges | Derivative instruments | 2022
Disclosure of detailed information about hedges [line items]
Notional amount	(1)	(349)
Designated as hedging instrument | Interest rate risk | Fair value hedges | Derivative instruments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	(801)	(558)
Designated as hedging instrument | Interest rate risk | Fair value hedges | Derivative instruments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	(1)	(801)
Designated as hedging instrument | Interest rate risk | Fair value hedges | Derivative instruments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	(3,920)	(3,661)
Designated as hedging instrument | Exchange rate risk | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	3,848	3,597
Non-current derivative financial assets	(1,245)	(1,361)
Current derivative financial assets	(131)	(162)
Non-current derivative financial liabilities	1,124	2,607
Current derivative financial liabilities	228	147
Derivative asset (liability), net	(24)	1,231
Designated as hedging instrument | Exchange rate risk | Derivative instruments | 2022
Disclosure of detailed information about hedges [line items]
Notional amount	(5,021)	(5,362)
Designated as hedging instrument | Exchange rate risk | Derivative instruments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	26	717
Designated as hedging instrument | Exchange rate risk | Derivative instruments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	19	0
Designated as hedging instrument | Exchange rate risk | Derivative instruments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	8,824	8,242
Designated as hedging instrument | Exchange rate risk | Cash flow hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	9,193	9,801
Non-current derivative financial assets	(1,245)	(1,361)
Current derivative financial assets	(102)	(91)
Non-current derivative financial liabilities	1,124	2,607
Current derivative financial liabilities	95	72
Derivative asset (liability), net	(128)	1,227
Designated as hedging instrument | Exchange rate risk | Cash flow hedges | Derivative instruments | 2022
Disclosure of detailed information about hedges [line items]
Notional amount	318	848
Designated as hedging instrument | Exchange rate risk | Cash flow hedges | Derivative instruments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	32	711
Designated as hedging instrument | Exchange rate risk | Cash flow hedges | Derivative instruments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	19	0
Designated as hedging instrument | Exchange rate risk | Cash flow hedges | Derivative instruments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	8,824	8,242
Designated as hedging instrument | Exchange rate risk | Fair value hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	203	150
Non-current derivative financial assets	0	0
Current derivative financial assets	(28)	(6)
Non-current derivative financial liabilities	0	0
Current derivative financial liabilities	18	9
Derivative asset (liability), net	(10)	3
Designated as hedging instrument | Exchange rate risk | Fair value hedges | Derivative instruments | 2022
Disclosure of detailed information about hedges [line items]
Notional amount	209	144
Designated as hedging instrument | Exchange rate risk | Fair value hedges | Derivative instruments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	(6)	6
Designated as hedging instrument | Exchange rate risk | Fair value hedges | Derivative instruments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Exchange rate risk | Fair value hedges | Derivative instruments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Exchange rate risk | Net investment hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(5,548)	(6,354)
Non-current derivative financial assets	0	0
Current derivative financial assets	(1)	(65)
Non-current derivative financial liabilities	0	0
Current derivative financial liabilities	115	66
Derivative asset (liability), net	114	1
Designated as hedging instrument | Exchange rate risk | Net investment hedges | Derivative instruments | 2022
Disclosure of detailed information about hedges [line items]
Notional amount	(5,548)	(6,354)
Designated as hedging instrument | Exchange rate risk | Net investment hedges | Derivative instruments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Exchange rate risk | Net investment hedges | Derivative instruments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Exchange rate risk | Net investment hedges | Derivative instruments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Interest rate and exchange rate risk | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	2,730	3,075
Non-current derivative financial assets	(142)	(401)
Current derivative financial assets	(297)	(141)
Non-current derivative financial liabilities	292	773
Current derivative financial liabilities	0	43
Derivative asset (liability), net	(147)	274
Designated as hedging instrument | Interest rate and exchange rate risk | Derivative instruments | 2022
Disclosure of detailed information about hedges [line items]
Notional amount	(62)	134
Designated as hedging instrument | Interest rate and exchange rate risk | Derivative instruments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	(129)	189
Designated as hedging instrument | Interest rate and exchange rate risk | Derivative instruments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	80	122
Designated as hedging instrument | Interest rate and exchange rate risk | Derivative instruments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	2,841	2,630
Designated as hedging instrument | Interest rate and exchange rate risk | Cash flow hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	3,228	3,734
Non-current derivative financial assets	(97)	(232)
Current derivative financial assets	(104)	(93)
Non-current derivative financial liabilities	292	748
Current derivative financial liabilities	0	2
Derivative asset (liability), net	91	425
Designated as hedging instrument | Interest rate and exchange rate risk | Cash flow hedges | Derivative instruments | 2022
Disclosure of detailed information about hedges [line items]
Notional amount	189	247
Designated as hedging instrument | Interest rate and exchange rate risk | Cash flow hedges | Derivative instruments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	118	189
Designated as hedging instrument | Interest rate and exchange rate risk | Cash flow hedges | Derivative instruments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	80	668
Designated as hedging instrument | Interest rate and exchange rate risk | Cash flow hedges | Derivative instruments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	2,841	2,630
Designated as hedging instrument | Interest rate and exchange rate risk | Fair value hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(498)	(659)
Non-current derivative financial assets	(45)	(169)
Current derivative financial assets	(193)	(48)
Non-current derivative financial liabilities	0	25
Current derivative financial liabilities	0	41
Derivative asset (liability), net	(238)	(151)
Designated as hedging instrument | Interest rate and exchange rate risk | Fair value hedges | Derivative instruments | 2022
Disclosure of detailed information about hedges [line items]
Notional amount	(251)	(113)
Designated as hedging instrument | Interest rate and exchange rate risk | Fair value hedges | Derivative instruments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	(247)	0
Designated as hedging instrument | Interest rate and exchange rate risk | Fair value hedges | Derivative instruments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	0	(546)
Designated as hedging instrument | Interest rate and exchange rate risk | Fair value hedges | Derivative instruments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Not Designated as Hedging Instrument | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(3,982)	(9,700)
Non-current derivative financial assets	(471)	(708)
Current derivative financial assets	(87)	(383)
Non-current derivative financial liabilities	397	709
Current derivative financial liabilities	127	499
Derivative asset (liability), net	(34)	117
Not Designated as Hedging Instrument | Derivative instruments | 2022
Disclosure of detailed information about hedges [line items]
Notional amount	(1,254)	(7,382)
Not Designated as Hedging Instrument | Derivative instruments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	(1,187)	(519)
Not Designated as Hedging Instrument | Derivative instruments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	(303)	(258)
Not Designated as Hedging Instrument | Derivative instruments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	(1,238)	(1,541)
Not Designated as Hedging Instrument | Interest rate risk | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(3,787)	(6,759)
Non-current derivative financial assets	(244)	(629)
Current derivative financial assets	(55)	(141)
Non-current derivative financial liabilities	170	625
Current derivative financial liabilities	8	2
Derivative asset (liability), net	(121)	(143)
Not Designated as Hedging Instrument | Interest rate risk | Derivative instruments | 2022
Disclosure of detailed information about hedges [line items]
Notional amount	(963)	(4,287)
Not Designated as Hedging Instrument | Interest rate risk | Derivative instruments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	(1,283)	(673)
Not Designated as Hedging Instrument | Interest rate risk | Derivative instruments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	(303)	(258)
Not Designated as Hedging Instrument | Interest rate risk | Derivative instruments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	(1,238)	(1,541)
Not Designated as Hedging Instrument | Exchange rate risk | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(1,110)	(3,856)
Non-current derivative financial assets	(214)	(79)
Current derivative financial assets	(23)	(240)
Non-current derivative financial liabilities	142	84
Current derivative financial liabilities	101	239
Derivative asset (liability), net	6	4
Not Designated as Hedging Instrument | Exchange rate risk | Derivative instruments | 2022
Disclosure of detailed information about hedges [line items]
Notional amount	(740)	(3,856)
Not Designated as Hedging Instrument | Exchange rate risk | Derivative instruments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	(370)	0
Not Designated as Hedging Instrument | Exchange rate risk | Derivative instruments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Not Designated as Hedging Instrument | Exchange rate risk | Derivative instruments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Not Designated as Hedging Instrument | Other derivatives | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	915	915
Non-current derivative financial assets	(13)	0
Current derivative financial assets	(9)	(2)
Non-current derivative financial liabilities	85	0
Current derivative financial liabilities	18	258
Derivative asset (liability), net	81	256
Not Designated as Hedging Instrument | Other derivatives | Derivative instruments | 2022
Disclosure of detailed information about hedges [line items]
Notional amount	449	761
Not Designated as Hedging Instrument | Other derivatives | Derivative instruments | 2023
Disclosure of detailed information about hedges [line items]
Notional amount	466	154
Not Designated as Hedging Instrument | Other derivatives | Derivative instruments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Not Designated as Hedging Instrument | Other derivatives | Derivative instruments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Loans and Other Debts | No derivatives instruments of accounting hedges
Disclosure of detailed information about hedges [line items]
Non-current derivative financial liabilities	€ 132	122
Obligations and Bonds | No derivatives instruments of accounting hedges
Disclosure of detailed information about hedges [line items]
Non-current derivative financial liabilities		€ 583